STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A, B and C Shares
Summary Sterling Capital Special Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 166 of the Fund’s prospectus and in “Sales Charges” on page 48 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees STERLING CAPITAL SPECIAL OPPORTUNITIES FUND Class A, B and C Shares (USD $)	Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STERLING CAPITAL SPECIAL OPPORTUNITIES FUND Class A, B and C Shares	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.21%	1.96%	1.96%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example STERLING CAPITAL SPECIAL OPPORTUNITIES FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	691	937	1,202	1,957
Class B Shares	599	915	1,157	2,091
Class C Shares	199	615	1,057	2,285

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption STERLING CAPITAL SPECIAL OPPORTUNITIES FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	691	937	1,202	1,957
Class B Shares	199	615	1,057	2,091
Class C Shares	199	615	1,057	2,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.35% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 18.42% 06/30/09 Worst quarter: –22.28% 12/31/08
Average Annual Total Returns as of December 31, 2014
Average Annual Total Returns STERLING CAPITAL SPECIAL OPPORTUNITIES FUND Class A, B and C Shares	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares Return Before Taxes	8.96%		11.67%		8.83%		11.43%		Jun. 02, 2003
Class A Shares Return After Taxes on Distributions	7.45%		10.56%		7.82%		10.49%		Jun. 02, 2003
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.96%		9.23%		7.07%		9.45%		Jun. 02, 2003
Class B Shares Return Before Taxes	10.69%		12.01%		8.82%		11.41%		Jun. 02, 2003
Class C Shares Return Before Taxes	14.67%		12.14%		8.65%		11.16%		Jun. 02, 2003
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	13.69%		15.45%		7.67%		8.98%		May 31, 2003
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	12.56%	[1]	15.63%	[1]	7.94%	[1]	9.41%	[1]	May 31, 2003
[1]	Returns for the Russell 3000® Index are included to show how the Fund's performance compares with the returns of the U.S. equity markets generally. The Russell 3000® Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.